[Letterhead of Orrick, Herrington & Sutcliffe LLP]
March 30, 2009

Securities and Exchange Commission	Lara K. Daly
100 F Street, N.E.	(212) 506-5289
Washington, D.C. 20549	ldaly@orrick.com
Attention: Filing Desk

Re:	American Express Issuance Trust American Express Receivables Financing Corporation V LLC Form S-3 Registration Statement
Ladies and Gentlemen:
     On behalf of American Express Receivables Financing Corporation V LLC, as Originator of the American Express Issuance Trust, transmitted herewith through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, is the Registration Statement on Form S-3.
     The registration fee of $55.80 with respect to the above-mentioned Form S-3 filing, has been transmitted to the U.S. Bank of St. Louis, Missouri lockbox depository via wire transfer.
     Should you have any questions or require anything further in connection with this filing, please do not hesitate to contact me at (212) 506-5289.
     Thank you in advance for your attention to this matter.
Very truly yours,
/s/ Lara K. Daly
Lara K. Daly
Enclosure